Note 24 - Segment and Geographic Information (Details) - The Group Derives Revenue from External Customers for Each of the Following Services (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	$ 83,695,885	$ 52,738,077	$ 29,599,486
Precious Metals Trading Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	60,091,117	30,124,245
Financial Service Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	10,355,732	11,122,400	20,826,995
Brokerage Services in Hong Kong [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	4,610,516	3,404,767	3,817,762
Advertising Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	8,160,310	6,799,109	4,848,622
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	$ 478,210	$ 1,287,556	$ 106,107